Preferred Stock (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, shares authorized	500,000		500,000	500,000
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Preferred stock, value	$ 950,000
Gross proceeds	1,000,000
Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance costs	50,000
Proceeds for working capital	250,000
Proceeds from restricted cash	$ 700,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	6,746		6,746	6,746
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,100		1,100
Preferred stock, par value	$ 0.0001
Preferred stock, value	$ 1,000
Conversion price	$ 2.20
Dividend percentage	8.00%
Series B Convertible Preferred Stock [Member] | Merger Agreement [Member]
Class of Stock [Line Items]
Number of shares issued	1,000
Gross proceeds	$ 1,000,000.0